Segment Information - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 9,075	$ 59,472	$ 35,404	$ 21,223	$ 56,627	$ 53,205	$ 116,099	$ 157,110	$ 89,360
Sell-side advertising
Segment Reporting Information [Line Items]
Revenues								122,434	60,011
Buy-side advertising
Segment Reporting Information [Line Items]
Revenues								$ 34,676	$ 29,349